Non-current interesting-bearing liabilities - Additional information (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 USD ($) tranche	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate	9.00%
Kreos Capital
Disclosure of detailed information about borrowings [line items]
Amount of loan facility	$ 75
Loan Facility
Disclosure of detailed information about borrowings [line items]
Amount of loan facility	$ 25
Number of tranches | tranche	3
Tranche One
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche		$ 25
Tranche Two
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche	$ 25
Tranche Three
Disclosure of detailed information about borrowings [line items]
Amount drawn under each tranche	$ 25